Mortgage Loans Acquired for Sale at Fair Value - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Sourcing fee on average number of calendar days mortgage loans are held prior to purchase by PLS	0.02%
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Sourcing fee on average number of calendar days mortgage loans are held prior to purchase by PLS	0.035%